RS - Summary of equity-settled 2020 Stock Option Plan (Details) - April 2020 Stock Option Plan	12 Months Ended
	Dec. 31, 2023 EUR (€) rights € / shares Rate shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Stock Options Plans [Line Items]
Performance Term of Program in Years	4 years
Number of granted subscription rights | rights	2
Subscription right	25.00%
Weighted-average price (eur per share) | € / shares	€ 93.66
Maximum term for exercise options	3 years
Accumulated period of absence share base payment criteria	90 days
Portion of share options forfeited in case of absence | shares	0.02083
Period of absence share base payment criteria	30 days
Expense from equity-settled share-based payment transactions | €	€ 110,703	€ 481,879	€ 1,033,944
Weighted average
Stock Options Plans [Line Items]
Subscription right	100.00%
Top of range
Stock Options Plans [Line Items]
Subscription right	200.00%
Bottom of range
Stock Options Plans [Line Items]
Subscription right	0.00%